ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 14

ACCUMULATED OTHER COMPREHENSIVE INCOME

Comprehensive income includes all changes in shareholders’ equity that do not arise from transactions with stockholders, and consists of net income, CTA, pension and other employee benefits, unrealized gains and losses on cash flow hedges and unrealized gains and losses on available-for-sale equity securities. The following table is a net-of-tax summary of the changes in AOCI by component for the years ended December 31, 2017 and 2016.

(in millions)	CTA	Pension and other employee benefits	Hedging activities	Available- for-sale securities	Total
Gains (losses)
Balance as of December 31, 2016	$(3,438)	$(1,122)	$3	$1	$(4,556)
Other comprehensive income (loss) before reclassifications	396	50	(18)	(1)	427
Amounts reclassified from AOCI	29	91	5	3	128
Net other comprehensive (loss) income	425	141	(13)	2	555
Balance as of December 31, 2017	$(3,013)	$(981)	$(10)	$3	$(4,001)

(in millions)	CTA	Pension and other employee benefits	Hedging activities	Available- for-sale securities	Total
Gains (losses)
Balance as of December 31, 2015	$(3,191)	$(1,025)	$7	$4,433	$224
Other comprehensive income (loss) before reclassifications	(247)	(191)	1	104	(333)
Amounts reclassified from AOCI	—	94	(5)	(4,536)	(4,447)
Net other comprehensive (loss) income	(247)	(97)	(4)	(4,432)	(4,780)
Balance as of December 31, 2016	$(3,438)	$(1,122)	$3	$1	$(4,556)

The following table is a summary of the amounts reclassified from AOCI to net income during the years ended December 31, 2017 and 2016.

	Amounts reclassified from AOCI (a)
(in millions)	2017	2016	Location of impact in income statement
Translation adjustments
Loss on Venezuela deconsolidation	$(29)	$—	Other (income) expense, net
	(29)	—	Total before tax
	—	—	Income tax expense (benefit)
	$(29)	$—	Net of tax
Amortization of pension and other employee benefits items
Actuarial losses and other(b)	$(137)	$(130)	Other (income) expense, net
	(137)	(130)	Total before tax
	46	36	Income tax expense (benefit)
	$(91)	$(94)	Net of tax
Gains (losses) on hedging activities
Interest rate contracts	$—	$9	Other (income) expense, net
Foreign exchange contracts	(8)	(3)	Cost of sales
	(8)	6	Total before tax
	3	(1)	Income tax expense (benefit)
	$(5)	$5	Net of tax
Available-for-sale securities
Other-than-temporary impairment of equity securities	$(5)	$—	Other (income) expense, net
Gain on available-for-sale equity securities	—	4,536	Other (income) expense, net
	(5)	4,536	Total before tax
	2	—	Income tax expense (benefit)
	$(3)	$4,536	Net of tax
Total reclassification for the period	$(128)	$4,447	Total net of tax

(a)	Amounts in parentheses indicate reductions to net income.
(b)	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 13.

Refer to Note 9 for additional information regarding hedging activity and Note 13 for additional information regarding the amortization of pension and other employee benefits items.